CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE

The amortized cost of the Convertible Note as of December 31, 2024 consisted of the following:

As of December 31, 2024
Convertible Note Principal- Issued in November 2024	$1,635,000
Convertible Note Interest Adjustment	(123,030)
Fair value adjustment for Pre-Delivery Shares related to the issuance of Convertible Note	(1,499,150)
Total	$12,820